Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
MAVEN TOPCO LIMITED [Member]
Schedule of Useful Lives of Property Plant and Equipment	The estimated useful lives of the Company’s assets are as follows:

Estimated Useful Lives
(years)
Buildings	10 - 50
IT equipment	2 - 13
Furniture and fixtures	4 - 12
Other equipment	1 - 5